Debt (Tables)	12 Months Ended
Nov. 30, 2011
Long-Term Debt and Short-Term Borrowings

Long-term debt and short-term borrowings consisted of the following (in millions):

	November 30,
	2011(a)	2010(a)
SECURED LONG-TERM DEBT
Fixed rate export credit facilities, bearing interest at 5.4% and 5.5%, collateral released in 2011	$-	$328
Other	3	3

Total Secured Long-term Debt	3	331

UNSECURED LONG-TERM DEBT
Export Credit Facilities
Fixed rate, bearing interest at 4.2% to 5.5%, due through 2020 (b)	2,340	2,339
Euro fixed rate, bearing interest at 3.8% to 4.5%, due through 2025 (b)	470	503
Floating rate, bearing interest at LIBOR plus 1.3% to 1.6% (1.6% to 2.0%), due through 2023 (c)(d)	872	688
Euro floating rate, bearing interest at EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), due through 2026 (b)(e)	1,314	824
Bank Loans
Fixed rate, bearing interest at 2.7% to 4.4%, due through 2015 (b)(f)(g)	850	851
Euro fixed rate, bearing interest at 3.9% to 4.7%, due through 2021 (b)	350	406
Floating rate, bearing interest at LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), due through 2016 (g)(h)	500	150
Euro floating rate, bearing interest at EURIBOR plus 0.6% (2.1%), due in 2014 (b)(i)	135	262
Private Placement Notes
Fixed rate, bearing interest at 5.9% to 6.0%, due through 2016	121	123
Euro fixed rate, bearing interest at 6.7% to 7.3%, due through 2018 (b)	247	246
Publicly-Traded Notes
Fixed rate, bearing interest at 6.7% to 7.2%, due through 2028	528	529
Euro fixed rate, bearing interest at 4.3%, due in 2013	997	991
Sterling fixed rate, bearing interest at 5.6%, due in 2012	314	322
Other	31	59

Total Unsecured Long-term Debt	9,069	8,293

UNSECURED SHORT-TERM BORROWINGS
Commercial paper, with aggregate weighted-average interest rate of 0.3%, repaid in December 2011	162	696
Euro bank loans, with aggregate weighted-average interest rate of 1.8%, repaid in December 2011	119	44

Total Unsecured Short-term Borrowings	281	740

Total Unsecured Debt	9,350	9,033

Total Debt	9,353	9,364

Less short-term borrowings	(281)	(740)
Less current portion of long-term debt	(1,019)	(613)

Total Long-term Debt	$8,053	$8,011

(a)	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.

(b)	Includes an aggregate $3.5 billion of debt whose interest rate would increase upon a downgrade of the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+ to BBB, or A3 to Baa2, and will increase further upon additional credit rating downgrades, exclusive of the amount shown in Note (g).

(c)	In 2011, we borrowed $583 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Magic’s purchase price. This facility bears interest at LIBOR plus a margin of 160 basis points (“bps”) and is due in semi-annual installments through April 2023.

(d)	In 2011, we repaid $300 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Queen Elizabeth’s purchase price prior to its maturity dates through 2022.

(e)	In 2011, we borrowed $406 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAsol’s purchase price. This facility bears interest at EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023. In addition, in 2011 Costa borrowed $209 million under an unsecured euro-denominated export credit facility, which bears interest at EURIBOR plus a margin of 98 bps and is due in semi-annual installments through October 2026.

(f)	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.

(g)	Includes an aggregate $600 million of bank loans whose interest rate, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1, and will increase further upon additional credit rating downgrades.

(h)	In 2011, we repaid $150 million of an unsecured floating rate bank loan prior to its 2013 maturity date. In addition, in 2011 we borrowed an aggregate $500 million under four unsecured floating rate bank loans that mature through October 2016.

(i)	In 2011, we repaid $136 million of an unsecured floating rate euro-denominated bank loan prior to its 2014 maturity date.

Scheduled Annual Maturities of Debt

At November 30, 2011, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2012	2013	2014	2015	2016	Thereafter	Total
Short-term borrowings	$281						$281
Long-term debt	1,019	$1,624	$1,557	$1,195	$780	$2,897	9,072

	$1,300	$1,624	$1,557	$1,195	$780	$2,897	$9,353

Committed Ship Financings

At January 23, 2012, our committed ship financings are as follows:

Cruise Brands and Ships	Fiscal Year Scheduled for Funding	Amount
		(in millions)
North America
Carnival Cruise Lines
Carnival Breeze	2012	$560

Princess
Royal Princess	2013	538
Newbuild	2014	538

North America Cruise Brands		1,636

EAA
AIDA
AIDAmar	2012	389
Newbuild	2013	318
Newbuild	2015	452
Newbuild	2016	452
P&O Cruises (UK)
Newbuild	2015	554

Costa
Newbuild	2014	522

EAA Cruise Brands		2,687

		$4,323